EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2016
EMPLOYEE BENEFIT PLANS
EMPLOYEE BENEFIT PLANS

19. EMPLOYEE BENEFIT PLANS

Defined Benefit and Other Postretirement Benefit Plans

Venator sponsors defined benefit plans in a number of countries outside of the U.S. in which employees of Venator participate. The availability of these plans and their specific design provisions are consistent with local competitive practices and regulations.

During 2012, Venator’s U.K. pension plan was closed to new entrants. For existing participants, benefits will only grow as a result of increases in pay. A defined contribution plan was established to replace this pension plan for future benefit accruals.

The disclosures for the defined benefit and other postretirement benefit plans within the U.S. are combined with the disclosures of the plans outside of the U.S. Of the total projected benefit obligations for Venator as of December 31, 2016 and 2015, the amount related to the U.S. benefit plans is $15 million and $14 million, respectively, or 1% each. Of the total fair value of plan assets for Venator, the amount related to the U.S. benefit plans for December 31, 2016 and 2015 was $11 million and $10 million, respectively, or 1% each.

Certain plans are shared by Venator and other Huntsman International subsidiaries unrelated to Venator. In such cases, the projected benefit obligation is allocated based upon individual employee census data and the fair value of plan assets is allocated based upon a relevant percentage of projected benefit obligation.

On December 31, 2016, legal entity restructuring commenced for other businesses that will not ultimately be part of Venator after the separation. As a result, certain other businesses within three legal entities were disposed.

The following table sets forth the funded status of the plans for Venator and the amounts recognized in the combined balance sheets at December 31, 2016 and 2015 (dollars in millions):

			Other
	Defined Benefit		Postretirement
	Plans		Benefit Plans
	2016	2015	2016	2015
Change in benefit obligation
Benefit obligation at beginning of year	$1,037	$1,144	$5	$8
Service cost	4	6	—	—
Interest cost	31	35	1	—
Actuarial (gain) loss	184	(31)	—	—
Acquisitions/disposals	1	6	—	—
Gross benefits paid	(48)	(50)	(1)	—
Plan amendments	—	4	(2)	(2)
Exchange rates	(156)	(75)	—	(1)
Curtailments	—	(4)	—	—
Special termination benefits	—	2	—	—
Benefit obligation at end of year	$1,053	$1,037	$3	$5
Change in plan assets
Fair value of plan assets at beginning of year	$805	$866	$—	$—
Actual return on plan assets	147	2	—	—
Employer contribution	22	37	1	—
Gross benefits paid	(48)	(50)	(1)	—
Acquisitions/disposals	—	—	—	—
Exchange rates	(136)	(50)	—	—
Fair value of plan assets at end of year	$790	$805	$—	$—
Funded status
Fair value of plan assets	$790	$805	$—	$—
Benefit obligation	(1,053)	(1,037)	(3)	(5)
Accrued benefit cost	$(263)	$(232)	$(3)	$(5)
Amounts recognized in balance sheet:
Noncurrent asset	$4	$2	$—	$—
Current liability	(1)	(1)	—	—
Noncurrent liability	(266)	(233)	(3)	(5)
Total	$(263)	$(232)	$(3)	$(5)
Amounts recognized in accumulated other comprehensive loss:
Net actuarial loss (gain)	$335	$268	$(3)	$(3)
Prior service cost (credit)	8	9	(3)	(1)
Total	$343	$277	$(6)	$(4)

The amounts in accumulated other comprehensive (loss) income that are expected to be recognized as components of net periodic benefit cost during the next fiscal year are as follows (dollars in millions):

		Other
	Defined	Postretirement
	Benefit Plans	Benefit Plans
Actuarial loss	$15	$1
Prior service credit	1	(3)
Total	$16	$(2)

Components of net periodic benefit costs for the years ended December 31, 2016, 2015 and 2014 were as follows (dollars in millions):

	Defined
	Benefit Plans
	2016	2015	2014
Service cost	$4	$6	$3
Interest cost	31	35	36
Expected return on plan assets	(39)	(51)	(44)
Amortization of actuarial loss	10	9	11
Amortization of prior service cost	1	1	1
Special termination benefit	—	2	—
Net periodic benefit cost	$7	$2	$7

Other
Postretirement
Benefit Plans
	2016	2015	2014
Service cost	$—	$—	$—
Interest cost	—	—	—
Net periodic benefit cost	$—	$—	$—

The amounts recognized in net periodic benefit cost and other comprehensive (loss) income as of December 31, 2016, 2015 and 2014 were as follows (dollars in millions):

	Defined
	Benefit Plans
	2016	2015	2014
Current year actuarial loss	$86	$11	$37
Amortization of actuarial loss	(11)	(11)	(11)
Current year prior service cost	—	9	—
Amortization of prior service credits	(1)	(1)	(1)
Disposals	—	—	—
Total recognized in other comprehensive (loss) income	74	8	25
Amount related to discontinued operations	(8)	4	(27)
Total recognized in other comprehensive income (loss) from continuing operations	66	12	(2)
Net periodic benefit cost	7	2	7
Total recognized in net periodic benefit cost and other comprehensive income	$81	$10	$32

	Other
	Postretirement
	Benefit Plans
	2016	2015	2014
Current year actuarial loss	$—	$—	$1
Current year prior service credits	(2)	(2)	—
Total recognized in other comprehensive (loss) income	(2)	(2)	1
Net periodic benefit cost	—	—	—
Total recognized in net periodic benefit cost and other comprehensive income	$(2)	$(2)	$1

The following weighted‑average assumptions were used to determine the projected benefit obligation at the measurement date and the net periodic pension cost for the year:

	Defined
	Benefit Plans
	2016	2015	2014
Projected benefit obligation:
Discount rate	2.28%	3.27%	3.12%
Rate of compensation increase	3.79%	3.24%	3.66%
Net periodic pension cost:
Discount rate	3.27%	3.12%	4.40%
Rate of compensation increase	3.24%	3.66%	4.20%
Expected return on plan assets	5.22%	5.99%	6.24%

	Other
	Postretirement
	Benefit Plans
	2016	2015	2014
Projected benefit obligation:
Discount rate	3.72%	6.94%	5.65%
Net periodic pension cost:
Discount rate	6.94%	5.65%	6.59%

At December 31, 2016 and 2015, the health care trend rate used to measure the expected increase in the cost of benefits was assumed to be 5.82% and 7.0%, respectively, decreasing to 4.38% after 2030. Assumed health care cost trend rates can have a significant effect on the amounts reported for the postretirement benefit plans. A one‑percent point change in assumed health care cost trend rates would not have a significant effect.

The projected benefit obligation and fair value of plan assets for the defined benefit plans with projected benefit obligations in excess of plan assets as were as follows (dollars in millions):

	December 31,
	2016	2015
Projected benefit obligation	$1,033	$1,012
Fair value of plan assets	766	779

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for the defined benefit plans with an accumulated benefit obligation in excess of plan assets as of December 31, 2016 and 2015 were as follows (dollars in millions):

	December 31,
	2016	2015
Projected benefit obligation	$1,033	$323
Accumulated benefit obligation	986	309
Fair value of plan assets	766	121

Expected future contributions and benefit payments are as follows (dollars in millions):

		Other
	Defined	Postretirement
	Benefit Plans	Benefit Plans
2017 expected employer contributions:
To plan trusts	$21	$—
Expected benefit payments:
2017	36	—
2018	36	—
2019	37	—
2020	39	—
2021	40	—
2022 - 2026	217	1

Our investment strategy with respect to pension assets is to pursue an investment plan that, over the long term, is expected to protect the funded status of the plan, enhance the real purchasing power of plan assets and not threaten the plan’s ability to meet currently committed obligations. Additionally, our investment strategy is to achieve returns on plan assets, subject to a prudent level of portfolio risk. Plan assets are invested in a broad range of investments. These investments are diversified in terms of domestic and international equities, both growth and value funds, including small, mid and large capitalization equities; short‑term and long‑term debt securities; real estate; and cash and cash equivalents. The investments are further diversified within each asset category. The portfolio diversification provides protection against a single investment or asset category having a disproportionate impact on the aggregate performance of the plan assets.

Our pension plan assets are managed by outside investment managers. The investment managers value our plan assets using quoted market prices, other observable inputs or unobservable inputs. For certain assets, the investment managers obtain third‑party appraisals at least annually, which use valuation techniques and inputs specific to the applicable property, market or geographic location. We have established target allocations for each asset category. Venator’s pension plan assets are periodically rebalanced based upon our target allocations.

The fair value of plan assets for the pension plans was $790 million and $805 million at December 31, 2016 and 2015, respectively. The following plan assets are measured at fair value on a recurring basis (dollars in millions):

		Fair Value
		Amounts Using	Significant
		Quoted Prices in	Other	Significant
		Active Markets for	Observable	Unobservable
	December 31,	Identical Assets	Inputs	Inputs
Asset Category	2016	(Level 1)	(Level 2)	(Level 3)
Pension plans:
Equities	$212	$206	$6	$—
Fixed income	542	40	496	6
Real estate/other	32	—	5	27
Cash and cash equivalents	4	4	—	—
Total pension plan assets	$790	$250	$507	$33

		Fair Value
		Amounts Using	Significant
		Quoted Prices in	Other	Significant
		Active Markets for	Observable	Unobservable
	December 31,	Identical Assets	Inputs	Inputs
Asset Category	2015	(Level 1)	(Level 2)	(Level 3)
Pension plans:
Equities	$213	$204	$9	$—
Fixed income	565	37	528	—
Real estate/other	20	—	12	8
Cash and cash equivalents	7	2	5	—
Total pension plan assets	$805	$243	$554	$8

	Real Estate/
	Other
	Year ended
	December 31,
	2016	2015
Fair Value Measurements of Plan Assets Using Significant Unobservable Inputs (Level 3)
Balance at the beginning of the period	$8	$9
Return on pension plan assets	—	(1)
Purchases, sales and settlements	19	—
Transfers (out of) into Level 3	—	—
Disposals	—	—
Balance at the end of the period	$27	$8

	Fixed Income
	Year ended
	December 31,
	2016	2015
Fair Value Measurements of Plan Assets Using Significant Unobservable Inputs (Level 3)
Balance at the beginning of the period	$—	$—
Return on pension plan assets	—	—
Purchases, sales and settlements	6	—
Transfers (out of) into Level 3	—	—
Balance at the end of the period	$6	$—

Based upon historical returns, the expectations of our investment committee and outside advisors, the expected long‑term rate of return on the pension assets is estimated to be between 5.22% and 6.24%. The asset allocation for our pension plans at December 31, 2016 and 2015 and the target allocation for 2017, by asset category, are as follows:

	Target	Allocation at	Allocation at
	allocation	December 31,	December 31,
Asset category	2017	2016	2015
Pension plans:
Equities	27%	27%	26%
Fixed income	68%	69%	70%
Real estate/other	5%	4%	3%
Cash	—	—	1%
Total pension plans	100%	100%	100%

Equity securities in Venator’s pension plans did not include any equity securities of Huntsman Corporation or Venator and its affiliates at the end of 2016.

U.S. Benefit Plans

Defined Benefit and Other Postretirement Benefit Plans Sponsored by Huntsman International—Venator’s U.S. employees participate in a trusteed, non‑contributory defined benefit pension plan (the “Plan”) that covers substantially all of Huntsman International’s full‑time U.S. employees. Effective July 1, 2004, the Plan formula for employees not covered by a collective bargaining agreement was converted to a cash balance design. For represented employees, participation in the cash balance design is subject to the terms of negotiated contracts. For participating employees, benefits accrued under the prior formula were converted to opening cash balance accounts. The new cash balance benefit formula provides annual pay credits from 4% to 12% of eligible pay, depending on age and service, plus accrued interest. Participants in the plan on July 1, 2004 may be eligible for additional annual pay credits from 1% to 8%, depending on their age and service as of that date, for up to five years. The conversion to the cash balance plan did not have a significant impact on the accrued benefit liability, the funded status or ongoing pension expense. Beginning July 1, 2014, the Huntsman Defined Benefit Pension Plan was closed to new, non‑union entrants. New hires will be provided with a defined contribution plan with a non‑discretionary employer contribution of 6% of pay and a company match of up to 4% of pay, for a total company contribution of up to 10% of pay.

Our employees also participate in an unfunded postretirement benefit plan, which provides medical and life insurance benefits. This plan is sponsored by Huntsman International.

Our U.S. employees participate in a postretirement benefit plan that provides a fully insured Medicare Part D plan including prescription drug benefits affected by the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the “Act”). Neither Venator nor Huntsman can determine whether the medical benefits provided by these postretirement benefit plans are actuarially equivalent to those provided by the Act. Neither Venator nor Huntsman collects a subsidy, and our net periodic postretirement benefits cost, and related benefit obligation, do not reflect an amount associated with the subsidy.

Non‑U.S. Defined Contribution Plans

We have defined contribution plans in a variety of non‑U.S. locations.

Venator’s combined expense for these defined contribution plans for the years ended December 31, 2016, 2015 and 2014 was $7 million, $8 million and $7 million, respectively, primarily related to the Huntsman UK Pension Plan.

All U.K. associates are eligible to participate in the Huntsman U.K. Pension Plan, a contract based arrangement with a third party. Company contributions vary by business during a five year transition period. Plan participants elect to make voluntary contributions to this plan up to a specified amount of their compensation. We contribute a matching amount not to exceed 12% of the participant’s salary for new hires and 15% of the participant’s salary for all other participants.

U.S. Defined Contribution Plans

We have a money purchase pension plan covering substantially all of our domestic employees who were hired prior to January 1, 2004. Employer contributions are made based on a percentage of employees’ earnings (ranging up to 8%). During 2014, we closed this plan to non‑union participants, continuing to provide equivalent benefits to those covered under this plan into their salary deferral accounts.

We also have a salary deferral plan covering substantially all U.S. employees. Plan participants may elect to make voluntary contributions to this plan up to a specified amount of their compensation. We contribute an amount equal to one‑half of the participant’s contribution, not to exceed 2% of the participant’s compensation.

Along with the introduction of the cash balance formula within the defined benefit pension plan, the money purchase pension plan was closed to new hires. At the same time, the employer match in the salary deferral plan was increased, for new hires, to a 100% match, not to exceed 4% of the participant’s compensation, once the participant has achieved six years of service with us.

Our total combined expense for the above defined contribution plans was $1 million for the year ended December 31, 2016 and de minimus for each of the years ended December 31, 2015 and 2014.